UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA               May 17, 2010
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          33

Form 13F Information Table Value Total:    $334,533
                                            (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

2.      028-                            Akre Focus Fund


                                                        Akre Capital Management, LLC
                                                                 FORM 13F
                                                                 31-Mar-10

COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8

                              TITLE                       VALUE       SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (x$1000)    PRN AMT  PRN CALL   DISCRETION  MGRS    SOLE      SHARED  NONE
--------------                --------        -----       --------    -------  --------   ----------  ----    ----      ------  ----
99 CENTS ONLY STORES          COM             65440K106    4,419      271,075    SH          SOLE      NONE      271,075
AMERICAN TOWER CORP           CL A            029912201   46,234    1,085,044    SH          SOLE      NONE    1,085,044
TD AMERITRADE HLDG CORP       COM             87236Y108    5,718      300,000    SH          SOLE      NONE      300,000
ANNALY CAP MGMT INC           COM             035710409      380       22,100    SH          SOLE      NONE       22,100
BERKSHIRE HATHAWAY INC DEL    CL A            084670108    9,622           79    SH          SOLE      NONE           79
CARMAX INC                    COM             143130102   13,146      523,321    SH          SOLE      NONE      523,321
CSX CORP                      COM             126408103      904       17,768    SH          SOLE      NONE       17,768
DOLLAR TREE INC               COM             256746108    8,883      150,000    SH          SOLE      NONE      150,000
ENSTAR GROUP LIMITED          SHS             G3075P101   22,764      329,150    SH          SOLE      NONE      329,150
ENTERPRISE GP HLDGS L P       UNIT LP INT     293716106      378        8,805    SH          SOLE      NONE        8,805
ENTERTAINMENT PPTYS TR        COM SH BEN INT  29380T105      496       12,050    SH          SOLE      NONE       12,050
EXXON MOBIL CORP              COM             30231G102      298        4,453    SH          SOLE      NONE        4,453
FACTSET RESH SYS INC          COM             303075105   16,528      225,275    SH          SOLE      NONE      225,275
FRANKLIN STREET PPTYS CORP    COM             35471R106      289       20,000    SH          SOLE      NONE       20,000
HARTFORD FINL SVCS GROUP INC  COM             416515104   15,628      590,645    SH  CALL    SOLE      NONE      590,645
HARTFORD FINL SVCS GROUP INC  COM             416515104    6,396      225,070    SH          SOLE      NONE      225,070
LAMAR ADVERTISING CO          CL A            512815101   30,415      885,438    SH          SOLE      NONE      885,438
MARKEL CORP                   COM             570535104   40,224      107,361    SH          SOLE      NONE      107,361
MASTERCARD INC                COM             57636Q104    2,286        9,000    SH          SOLE      NONE        9,000
MIDDLEBURG FINANCIAL CORP     COM             596094102    2,049      136,080    SH          SOLE      NONE      136,080
MSCI INC                      CL A            55354G100    5,415      150,000    SH          SOLE      NONE      150,000
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102      395       13,340    SH          SOLE      NONE       13,340
O REILLY AUTOMOTIVE INC       COM             686091109   19,869      476,356    SH          SOLE      NONE      476,356
OPTIONSXPRESS HLDGS INC       COM             684010101    6,516      400,000    SH          SOLE      NONE      400,000
PENN NATL GAMING INC          COM             707569109   21,099      758,669    SH          SOLE      NONE      758,669
ROSS STORES INC               COM             778296103   11,783      220,374    SH          SOLE      NONE      220,374
PRICE T ROWE GROUP INC        COM             74144T108    8,734      158,894    SH          SOLE      NONE      158,894
TJX COS INC NEW               COM             872540109    9,928      233,500    SH          SOLE      NONE      233,500
TRADESTATION GROUP INC        COM             89267P105      801      114,200    SH          SOLE      NONE      114,200
TRANSATLANTIC HLDGS INC       COM             893521104   11,085      209,950    SH          SOLE      NONE      209,950
VISA INC                      COM             92826C839    2,185       24,000    SH          SOLE      NONE       24,000
WHITE RIVER CAPITAL INC       COM             96445P105    1,278       93,273    SH          SOLE      NONE       93,273
WMS INDS INC                  COM             929297109    8,388      200,000    SH          SOLE      NONE      200,000
                                                         334,533